INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 2,890	$ 100,951	$ 49,983
Impairment loss	(100,281)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets	1,000
Foundation Sports Systems LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 100,281